Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities:
Cash generated from continuing operating activities before income tax	$ 10,613	$ 6,930	$ 4,115
Income tax paid	(982)	(958)	(785)
Net cash generated from continuing operating activities	9,631	5,972	3,330
Net cash generated from discontinued operating activities	4,144	3,280	889
Net cash generated from operating activities	13,775	9,252	4,219
Investing activities:
Increase of interest in associates and joint ventures	(234)	(538)	(207)
Payment for acquisition of subsidiary, net of cash acquired	(46)	(46)	9,193
Proceeds from sales of interest in associates and joint ventures	305		9
Acquisition, improvements and advanced payments for developments of investment properties	(3,200)	(2,752)	(882)
Proceeds from sales of investment properties	674	291	1,326
Acquisitions and improvements of property, plant and equipment	(2,436)	(2,315)	(591)
Advanced payments	(4)	(6)	(7)
Advanced proceeds from sales of farmlands	76
Proceeds from sales of property, plant and equipment	18	9	3
Proceeds from sales of farmlands	129	209
Proceeds from liquidation of associate	7
Acquisition of intangible assets	(634)	(376)	(89)
Acquisition of investments in financial instruments	(27,128)	(6,287)	(13,507)
Proceeds from disposal of investments in financial assets	26,057	6,785	14,113
Increase in restricted assets, net	(3,032)	(396)
Loans granted to related parties	(397)	(7)	(862)
Loans granted	(102)
Loans repayments received	612
Loans repayments received from related parties			80
Payment for the acquisition of other assets	(120)
Dividends received from associates and joint ventures	313	230	16
Dividends received from financial assets	289	35	72
Net cash (used in) / generated from continuing investing activities	(8,853)	(5,164)	8,667
Net cash (used in) / generated from discontinued investing activities	(3,119)	2,749	(27)
Net cash (used in) / generated from investing activities	(11,972)	(2,415)	8,640
Financing activities:
Repurchase of non-convertible notes	(379)	(546)	(209)
Repurchase of treasury shares	(763)
Issuance of capital from subsidiaries		857
Proceeds from borrowings	25,027	29,353	147,427
Repayment of borrowings	(22,912)	(19,098)	(145,854)
Obtention / (payment) of short term loans, net	732	(1,019)	209
Payment of borrowings to related parties		(14)	(6)
Obtention of loans from related parties	62		4
Proceeds from exercise of options granted			6
Payment of seller financing	(89)		(72)
Capital contributions of non-controlling interest in subsidiaries	1,347	202	1
Acquisition of non-controlling interest in subsidiaries	(615)	(196)	(947)
Capital distribution to non-controlling interest in subsidiaries	(31)	73	(184)
Dividends paid	(940)	(2,135)	(239)
Proceeds from derivative financial instruments, net	(10)	150	1,323
Payment of derivative financial instruments		(131)
Dividends paid to non-controlling interest in subsidiaries	(1,259)
Proceeds from sales of non-controlling interest in subsidiaries	2,507	2,528	86
Receipts from claims			90
Interest paid	(7,234)	(5,522)	(3,173)
Net cash (used in) / generated from continuing financing activities	(4,557)	4,502	(1,538)
Net cash generated from / (used in) discontinued financing activities	2,258	(2,603)	(3,109)
Net cash (used in) / generated from financing activities	(2,299)	1,899	(4,647)
Net (decrease) / increase in cash and cash equivalents from continuing activities	(3,779)	5,310	10,459
Net increase / (decrease) in cash and cash equivalents from discontinued activities	3,283	3,426	(2,247)
Net (decrease) / increase in cash and cash equivalents	(496)	8,736	8,212
Cash and cash equivalents at beginning of the period	25,363	14,096	634
Cash and cash equivalents reclassified to held for sale	(347)	(157)
Foreign exchange gain on cash and changes in fair value of cash equivalents	14,130	2,688	5,250
Cash and cash equivalents at the end of the period	$ 38,650	$ 25,363	$ 14,096